Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Provision for doubtful accounts	$ 0	$ 0
Vessels dry-dock or special survey period within the first 15 years of useful life	5 years
Vessels dry-dock or special survey period within the remaining useful life	2 years 6 months
Depreciation method	straight-line
Scrap value per light weight ton	$ 685
Vessels useful life	35 years
Number of Reportable Segments	1
Dilutive securities outstanding | $ / shares	$ 0	$ 0	$ 0
Cash and cash equivalents	$ 109,917	$ 67,464	$ 57,595	$ 24,293
Impairment charges	0	0	0
Deferred charges	1,404	0
Amortization of deferred charges	68	$ 0	0
ASU No. 2016-18, Early Adoption, Effect
Restricted cash			$ 25,000	$ 25,000
Ballast costs
Deferred charges	1,100
Deferred income	1,400
Amortization of deferred charges	100
Amortization of deferred income	$ 100